Goodwill and Other Intangible Assets (Details 1) - USD ($) $ in Millions	Apr. 30, 2018	Apr. 30, 2017
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	$ 4,245.0	$ 4,245.0
Accumulated Amortization, Impairment Charges And Foreign Currency Exchange Expense For Finite Lived Assets	1,218.7	1,016.2
Finite-lived intangible assets subject to amortization, Net	3,026.3	3,228.8
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Acquisition Cost	7,323.1	7,323.1
Total Other Intangible Assets Accumulated Amortization Impairment Charges Foreign Currency Exchange	1,406.6	1,173.2
Intangible Assets, Net (Excluding Goodwill)	5,916.5	6,149.9
Trademarks [Member]
Indefinite-lived intangible assets not subject to amortization:
Indefinite-lived intangible assets not subject to amortization, Acquisition Costs	3,078.1	3,078.1
Accumulated Amortization, Impairment Charges And Foreign Currency Exchange Expense For Indefinite Lived Assets	187.9	157.0
Indefinite-lived intangible assets not subject to amortization, Net	2,890.2	2,921.1
Customer and contractual relationships [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	3,520.1	3,520.1
Accumulated Amortization, Impairment Charges And Foreign Currency Exchange Expense For Finite Lived Assets	959.3	802.1
Finite-lived intangible assets subject to amortization, Net	2,560.8	2,718.0
Patents and technology [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	168.5	168.5
Accumulated Amortization, Impairment Charges And Foreign Currency Exchange Expense For Finite Lived Assets	114.4	101.4
Finite-lived intangible assets subject to amortization, Net	54.1	67.1
Trademarks [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	556.4	556.4
Accumulated Amortization, Impairment Charges And Foreign Currency Exchange Expense For Finite Lived Assets	145.0	112.7
Finite-lived intangible assets subject to amortization, Net	$ 411.4	$ 443.7